Document and Entity Information	0 Months Ended
Sep. 20, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 20, 2012
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Sep 20, 2012
Document Effective Date	Sep 20, 2012
Prospectus Date	Sep 20, 2012

Sandalwood Opportunity Fund
Sandalwood Opportunity Fund
Investment Objective:
The Fund seeks income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 24  ~~of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sandalwood Opportunity Fund	Sandalwood Opportunity Fund Class A	Sandalwood Opportunity Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Sandalwood Opportunity Fund		Sandalwood Opportunity Fund Class A	Sandalwood Opportunity Fund Class I
Management Fees		2.55%	2.55%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.44%	0.44%
Total Annual Fund Operating Expenses		3.24%	2.99%
Fee Waiver	[2]	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver		2.95%	2.70%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31 , 2014 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses and expenses/dividends of short selling, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 2.95% and 2.70% of average daily net assets attributable to Class A and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fiscal year end in which the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to Princeton Fund Advisors, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Sandalwood Opportunity Fund (USD $)	1 Year	3 Years
Sandalwood Opportunity Fund Class A	856	1,490
Sandalwood Opportunity Fund Class I	273	897

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

 The Fund seeks to achieve its investment objective by investing primarily in equity and fixed income securities using multiple event-driven, credit analysis-based, long/short credit, distressed debt, equity long/short, relative value and global strategies.  Event-driven strategies seek to profit from pricing differences or inefficiencies among securities that may occur before or after a specific corporate event−bankruptcy, merger, acquisition or spinoff.  Credit analysis-based strategies seek to profit from pricing differences or inefficiencies among debt securities of issuers that are in some sort of financial distress−credit quality downgrade, delinquency, default, restructuring, bankruptcy or relatively low financial performance.   Long/Short Equity  ~~strategies seek returns by investing in equities that are undervalued and short selling equities that are considered overvalued.  This strategy also may attempt to neutralize exposure to general market risk by primarily investing in equities that are undervalued and taking a short position in an equity market index.  Distressed debt strategies seek returns from price improvement or recovery proceeds on debt securities of troubled issuers by anticipating improved fundamentals, acquisition by a stronger issuer, liquidation proceeds in a reorganization or bankruptcy or foreclosure.   Equity long/short strategies seek returns by investing long in equities that are undervalued and short selling equities that are considered overvalued.  Relative value strategies seek returns by long/short investments that seek to exploit disparities in pricing relationships between instruments with similar characteristics.  Global strategies seek investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in securities markets.  Each type of strategy typically employs risk-reducing hedging techniques using short selling, futures contracts, options or credit-default swaps.~~

~~The Fund defines equity securities as common stock, preferred stock or debt that is convertible into common stock.  The Fund defines fixed income securities as bills, notes, debentures, bonds, loans or loan participations, asset-backed securities ("ABS"), residential mortgage-backed securities (" R MBS") and commercial mortgage-backed securities ("CMBS").  The Fund invests without restriction as to issuer capitalization, country, credit quality and without restriction as to the maturity of fixed income securities.   The Fund plans to invest in fixed income securities rated below investment grade.   In addition to executing these strategies directly, the Fund will also invest in securities of closed-end funds, mutual funds, limited liability companies or limited partnerships ("Underlying Funds") that each invest using one or more of the strategies described above.~~

~~The Fund's adviser delegates management of the Fund's portfolio to a primary sub-adviser.  The primary sub-adviser determines which specific strategies to utilize at any given time and delegates management of portions of the Fund's portfolio to at least 3 sub-advisers, each of which has a specific strategy expertise.  The adviser, in consultation with the primary sub-adviser, will work together to identify prospective sub-advisers.  The adviser also retains the ability to override the primary sub-adviser’s selection of a specific strategy or sub-adviser and any sub-adviser's selection of specific securities if it believes an investment or allocation is not consistent with the Fund's investment guidelines.  The adviser and the primary sub-adviser are responsible for ongoing performance evaluation and monitoring of all sub-advisers.~~

~~Princeton Fund Advisors, LLC’s Investment Process~~

~~The adviser's investment process combines risk management, due diligence, experienced portfolio construction, and portfolio monitoring.   The adviser has overall supervisory responsibilities for the general management and investment of the Fund's securities portfolio.  A summary of the adviser's process is as follows:~~

  ~~Setting the Fund's overall investment objective~~

  ~~Assisting the primary sub-adviser in the identification of on existing and potential sub-advisers~~

  ~~Monitoring and evaluating the performance of the sub-advisers, including their compliance with the investment objectives, policies, and restrictions of the Fund~~

  ~~Implementing procedures to ensure that the sub-advisers comply with the Fund's investment objective , polices and restrictions~~

~~The adviser monitors all sub-advisers to assure that investments that are made are consistent with the Fund's strategy and to manage portfolio-level risk.~~

~~Sandalwood Securities, Inc.’s Investment Process~~

~~Sandalwood Securities, Inc. (“Sandalwood”) serves as the Fund’s primary sub-adviser.  Sandalwood engages in a due diligence process to review the quality of each potential sub-adviser prior to its initial investment and will conduct "follow-up" due diligence on an ongoing basis.   Sandalwood will make a detailed evaluation of each sub-adviser's past performance, current investment strategy, assets under management, research capabilities, management experience and other factors. A strong performance record is usually a prerequisite to the selection of any sub-adviser.~~

~~Sandalwood selects sub-advisers or Underlying Funds to execute specific event-driven, credit analysis-based, long/short credit, distressed debt, equity long/short, convertible arbitrage, relative value and global strategies .~~

~~Sandalwood sells Underlying Funds when performance is lower than expected,  Sandalwood replaces a sub-adviser when performance is lower than expected , it believes the sub-adviser is no longer satisfactory because of a change in management or risk controls , or finds another sub-adviser it believes to be more attractive .~~

~~Sub-Advisers’ Investment Processes.~~

~~Deer Park Road Corporation (“Deer Park”) .  Deer Park invests primarily in Senior Alt-A and Subprime RMBS.  Its investments focus on deep value, high cash flow, short duration RMBS.  The short duration, high cash flow nature of the bonds makes them less susceptible to volatility and are expected to generate returns which are uncorrelated with equities or high yield bonds.~~

~~Whippoorwill Associates, Inc. (“Whippoorwill”) .  The investment process at Whippoorwill is a continuous, centralized process.  Whippoorwill Associates invests primarily in middle market high yield and leveraged loans.  The sub-adviser reviews potential investments, changes in the fundamentals of specific issuers, risk allocation, appropriate diversification and overall market conditions.  After potential investments are identified, the proposed investments are screened and, if the initial review concludes that further investigation is warranted, a comprehensive analysis is commenced.~~

~~Whippoorwill closely monitors the performance of each portfolio company, its portfolio company’s competitors and the applicable industry group.  Reviews of each investment are conducted periodically or whenever a material development occurs.~~

~~Acuity Capital Management, LLC (“Acuity”) .  Acuity utilizes a relative value approach, focusing on multiple asset classes of corporate credits, marrying top down macro views with deep, fundamental credit analysis.  Their more opportunistic approach is heavily influenced by macro factors.  Acuity seeks to preserve capital in challenging markets and quickly reposition capital to capture mispricings created by market selloffs.~~

~~MidOcean Credit Fund Management, L.P. (“MidOcean”) .  MidOcean’s investment team sources new investment opportunities by utilizing a relative value strategy to identify investment opportunities in the crossover credit space (generally, credits rated BB+ to BBB-).  The investment team monitors secondary market activity, creates asset screens to identify attractive investment opportunities, and invites reverse inquiries from its trading partners.  Preliminary due diligence is conducted by individual members of the Investment Team and includes a review of the company’s fundamental credit risk profile, the structure of the investment instrument (i.e., security analysis), the instrument’s liquidity, and present market technicals for best price execution.~~

~~Manager-of-Managers Order~~

~~The Fund and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the "Order").  Until that Order is granted, shareholder approval is required if the adviser hires a sub-adviser or sub-advisers.  However, there is no guarantee that such an Order will be issued.~~

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following risks may apply to the Fund's direct investments as well as the Fund's indirect risks through investing in Underlying Funds.

  ABS, R MBS and CMBS Risk:  ABS, R MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

  Convertible Bond Risk:  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

  Fixed Income Risk:  The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  High Yield (Junk) Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

  Defaulted Securities Risk:  Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative as are junk bonds in general .

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk:  The adviser's and sub-advisers' judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

  Market Risk:  Overall equity and fixed income securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

  Smaller Company Risk:  Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.  ~~sandalwoodfund .com or by calling 1-888-868-9501.~~

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sandalwood Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 24  ~~of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund seeks to achieve its investment objective by investing primarily in equity and fixed income securities using multiple event-driven, credit analysis-based, long/short credit, distressed debt, equity long/short, relative value and global strategies.  Event-driven strategies seek to profit from pricing differences or inefficiencies among securities that may occur before or after a specific corporate event−bankruptcy, merger, acquisition or spinoff.  Credit analysis-based strategies seek to profit from pricing differences or inefficiencies among debt securities of issuers that are in some sort of financial distress−credit quality downgrade, delinquency, default, restructuring, bankruptcy or relatively low financial performance.   Long/Short Equity  ~~strategies seek returns by investing in equities that are undervalued and short selling equities that are considered overvalued.  This strategy also may attempt to neutralize exposure to general market risk by primarily investing in equities that are undervalued and taking a short position in an equity market index.  Distressed debt strategies seek returns from price improvement or recovery proceeds on debt securities of troubled issuers by anticipating improved fundamentals, acquisition by a stronger issuer, liquidation proceeds in a reorganization or bankruptcy or foreclosure.   Equity long/short strategies seek returns by investing long in equities that are undervalued and short selling equities that are considered overvalued.  Relative value strategies seek returns by long/short investments that seek to exploit disparities in pricing relationships between instruments with similar characteristics.  Global strategies seek investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in securities markets.  Each type of strategy typically employs risk-reducing hedging techniques using short selling, futures contracts, options or credit-default swaps.~~

~~The Fund defines equity securities as common stock, preferred stock or debt that is convertible into common stock.  The Fund defines fixed income securities as bills, notes, debentures, bonds, loans or loan participations, asset-backed securities ("ABS"), residential mortgage-backed securities (" R MBS") and commercial mortgage-backed securities ("CMBS").  The Fund invests without restriction as to issuer capitalization, country, credit quality and without restriction as to the maturity of fixed income securities.   The Fund plans to invest in fixed income securities rated below investment grade.   In addition to executing these strategies directly, the Fund will also invest in securities of closed-end funds, mutual funds, limited liability companies or limited partnerships ("Underlying Funds") that each invest using one or more of the strategies described above.~~

~~The Fund's adviser delegates management of the Fund's portfolio to a primary sub-adviser.  The primary sub-adviser determines which specific strategies to utilize at any given time and delegates management of portions of the Fund's portfolio to at least 3 sub-advisers, each of which has a specific strategy expertise.  The adviser, in consultation with the primary sub-adviser, will work together to identify prospective sub-advisers.  The adviser also retains the ability to override the primary sub-adviser’s selection of a specific strategy or sub-adviser and any sub-adviser's selection of specific securities if it believes an investment or allocation is not consistent with the Fund's investment guidelines.  The adviser and the primary sub-adviser are responsible for ongoing performance evaluation and monitoring of all sub-advisers.~~

~~Princeton Fund Advisors, LLC’s Investment Process~~

~~The adviser's investment process combines risk management, due diligence, experienced portfolio construction, and portfolio monitoring.   The adviser has overall supervisory responsibilities for the general management and investment of the Fund's securities portfolio.  A summary of the adviser's process is as follows:~~

  ~~Setting the Fund's overall investment objective~~

  ~~Assisting the primary sub-adviser in the identification of on existing and potential sub-advisers~~

  ~~Monitoring and evaluating the performance of the sub-advisers, including their compliance with the investment objectives, policies, and restrictions of the Fund~~

  ~~Implementing procedures to ensure that the sub-advisers comply with the Fund's investment objective , polices and restrictions~~

~~The adviser monitors all sub-advisers to assure that investments that are made are consistent with the Fund's strategy and to manage portfolio-level risk.~~

~~Sandalwood Securities, Inc.’s Investment Process~~

~~Sandalwood Securities, Inc. (“Sandalwood”) serves as the Fund’s primary sub-adviser.  Sandalwood engages in a due diligence process to review the quality of each potential sub-adviser prior to its initial investment and will conduct "follow-up" due diligence on an ongoing basis.   Sandalwood will make a detailed evaluation of each sub-adviser's past performance, current investment strategy, assets under management, research capabilities, management experience and other factors. A strong performance record is usually a prerequisite to the selection of any sub-adviser.~~

~~Sandalwood selects sub-advisers or Underlying Funds to execute specific event-driven, credit analysis-based, long/short credit, distressed debt, equity long/short, convertible arbitrage, relative value and global strategies .~~

~~Sandalwood sells Underlying Funds when performance is lower than expected,  Sandalwood replaces a sub-adviser when performance is lower than expected , it believes the sub-adviser is no longer satisfactory because of a change in management or risk controls , or finds another sub-adviser it believes to be more attractive .~~

~~Sub-Advisers’ Investment Processes.~~

~~Deer Park Road Corporation (“Deer Park”) .  Deer Park invests primarily in Senior Alt-A and Subprime RMBS.  Its investments focus on deep value, high cash flow, short duration RMBS.  The short duration, high cash flow nature of the bonds makes them less susceptible to volatility and are expected to generate returns which are uncorrelated with equities or high yield bonds.~~

~~Whippoorwill Associates, Inc. (“Whippoorwill”) .  The investment process at Whippoorwill is a continuous, centralized process.  Whippoorwill Associates invests primarily in middle market high yield and leveraged loans.  The sub-adviser reviews potential investments, changes in the fundamentals of specific issuers, risk allocation, appropriate diversification and overall market conditions.  After potential investments are identified, the proposed investments are screened and, if the initial review concludes that further investigation is warranted, a comprehensive analysis is commenced.~~

~~Whippoorwill closely monitors the performance of each portfolio company, its portfolio company’s competitors and the applicable industry group.  Reviews of each investment are conducted periodically or whenever a material development occurs.~~

~~Acuity Capital Management, LLC (“Acuity”) .  Acuity utilizes a relative value approach, focusing on multiple asset classes of corporate credits, marrying top down macro views with deep, fundamental credit analysis.  Their more opportunistic approach is heavily influenced by macro factors.  Acuity seeks to preserve capital in challenging markets and quickly reposition capital to capture mispricings created by market selloffs.~~

~~MidOcean Credit Fund Management, L.P. (“MidOcean”) .  MidOcean’s investment team sources new investment opportunities by utilizing a relative value strategy to identify investment opportunities in the crossover credit space (generally, credits rated BB+ to BBB-).  The investment team monitors secondary market activity, creates asset screens to identify attractive investment opportunities, and invites reverse inquiries from its trading partners.  Preliminary due diligence is conducted by individual members of the Investment Team and includes a review of the company’s fundamental credit risk profile, the structure of the investment instrument (i.e., security analysis), the instrument’s liquidity, and present market technicals for best price execution.~~

~~Manager-of-Managers Order~~

~~The Fund and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the "Order").  Until that Order is granted, shareholder approval is required if the adviser hires a sub-adviser or sub-advisers.  However, there is no guarantee that such an Order will be issued.~~

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following risks may apply to the Fund's direct investments as well as the Fund's indirect risks through investing in Underlying Funds.

  ABS, R MBS and CMBS Risk:  ABS, R MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

  Convertible Bond Risk:  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

  Fixed Income Risk:  The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  High Yield (Junk) Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

  Defaulted Securities Risk:  Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative as are junk bonds in general .

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk:  The adviser's and sub-advisers' judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

  Market Risk:  Overall equity and fixed income securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

  Smaller Company Risk:  Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.  ~~sandalwoodfund .com or by calling 1-888-868-9501.~~

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-868-9501
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sandalwoodfund.com
Sandalwood Opportunity Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	2.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.95%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	856
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,490
Sandalwood Opportunity Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	2.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	897

[1]	Based on estimated amounts for the current fiscal year.
[2]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31 , 2014 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses and expenses/dividends of short selling, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 2.95% and 2.70% of average daily net assets attributable to Class A and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fiscal year end in which the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to Princeton Fund Advisors, LLC.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 20, 2012